Changes in available-for-sale financial assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Changes in available-for-sale financial assets [Line Items]
Beginning balance	₩ 1,014,732		₩ 584,479
Acquisition	233,285		449,484
Disposal	(461,423)	[1]	(5,226)	[2]
Valuation	5,248		61,793
Impairment	(2,713)		(86,703)		₩ (84,370)
Others	(89,296)		10,905
Ending Balance	699,833		1,014,732		584,479
Listed equity securities [Member]
Changes in available-for-sale financial assets [Line Items]
Beginning balance	268,171		196,579
Acquisition	106
Disposal	0		(3,398)	[2]
Valuation	8,156		74,139
Impairment	(97)		(9,122)
Others	(1,883)		9,973
Ending Balance	274,453		268,171		196,579
Unlisted equity securities [Member]
Changes in available-for-sale financial assets [Line Items]
Beginning balance	746,561		387,900
Acquisition	233,179		449,484
Disposal	(461,423)	[1]	(1,828)	[2]
Valuation	(2,908)		(12,346)
Impairment	(2,616)		(77,581)
Others	(87,413)		932
Ending Balance	₩ 425,380		₩ 746,561		₩ 387,900

[1]	The Company recognized gain and loss on disposal of available-for-sale financial assets amounted to ￦1,130 million and ￦2,343 million, respectively, from the partial sales of Hanwha-KOSEP New Renewable Energy Private Special Assets Investment Trust 1 and others for the year ended December 31, 2017.
[2]	The Company recognized gain and loss on disposal of available-for-sale financial assets amounted to ￦1,482 million and ￦9 million, respectively, from the sales of shares of Kwanglim Co., Ltd., TONGYANG Inc., TONGYANG networks Inc., Nexolon Co., Ltd. and SsangYong E&C Co., Ltd. and from the partial sales of IBK-AUCTUS Green Growth Private Equity Firm, Hanwha-KOSEP New Renewable Energy Private Special Assets Investment Trust 1 and Korea investment—Hanwha KT Master Lease Private Special Investment Trust for the year ended December 31, 2016.